Revenue - Schedule of Disaggregation of Revenue from Contracts with Customers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Timing of revenue recognition
Revenue	$ 45,020,570	$ 48,493,897	$ 35,838,780
TNL Group [Member] | Timing of revenue recognition at a point in time [Member]
Timing of revenue recognition
Revenue	320,678	466,341	636,262
TNL Group [Member] | Timing of revenue recognition over time [Member]
Timing of revenue recognition
Revenue	20,526,079	24,170,281	20,071,961
MG Group [Member] | Timing of revenue recognition over time [Member]
Timing of revenue recognition
Revenue			6,332,022
MG Group [Member] | Timing of revenue recognition at a point in time [Member]
Timing of revenue recognition
Revenue	13,259,597	13,611,886	8,798,535
MG Group [Member] | Timing of revenue recognition over time [Member]
Timing of revenue recognition
Revenue	10,914,216	10,245,389
Digital studio [Member]
Timing of revenue recognition
Revenue	18,654,996	20,549,642	15,446,371
Digital studio [Member] | TNL Group [Member] | Timing of revenue recognition at a point in time [Member]
Timing of revenue recognition
Revenue
Digital studio [Member] | TNL Group [Member] | Timing of revenue recognition over time [Member]
Timing of revenue recognition
Revenue	8,254,122	10,876,252	9,535,853
Digital studio [Member] | MG Group [Member] | Timing of revenue recognition over time [Member]
Timing of revenue recognition
Revenue			5,910,518
Digital studio [Member] | MG Group [Member] | Timing of revenue recognition at a point in time [Member]
Timing of revenue recognition
Revenue
Digital studio [Member] | MG Group [Member] | Timing of revenue recognition over time [Member]
Timing of revenue recognition
Revenue	10,400,874	9,673,390
Media and branded content [Member]
Timing of revenue recognition
Revenue	12,879,499	13,738,333	9,778,973
Media and branded content [Member] | TNL Group [Member] | Timing of revenue recognition at a point in time [Member]
Timing of revenue recognition
Revenue	320,678	466,341	636,262
Media and branded content [Member] | TNL Group [Member] | Timing of revenue recognition over time [Member]
Timing of revenue recognition
Revenue	3,280,147	3,841,922	2,705,481
Media and branded content [Member] | MG Group [Member] | Timing of revenue recognition over time [Member]
Timing of revenue recognition
Revenue			421,504
Media and branded content [Member] | MG Group [Member] | Timing of revenue recognition at a point in time [Member]
Timing of revenue recognition
Revenue	8,765,332	8,858,071	6,015,726
Media and branded content [Member] | MG Group [Member] | Timing of revenue recognition over time [Member]
Timing of revenue recognition
Revenue	513,342	571,999
Technology [Member]
Timing of revenue recognition
Revenue	13,486,075	14,205,922	10,613,436
Technology [Member] | TNL Group [Member] | Timing of revenue recognition at a point in time [Member]
Timing of revenue recognition
Revenue
Technology [Member] | TNL Group [Member] | Timing of revenue recognition over time [Member]
Timing of revenue recognition
Revenue	8,991,810	9,452,107	7,830,627
Technology [Member] | MG Group [Member] | Timing of revenue recognition over time [Member]
Timing of revenue recognition
Revenue
Technology [Member] | MG Group [Member] | Timing of revenue recognition at a point in time [Member]
Timing of revenue recognition
Revenue	4,494,265	4,753,815	$ 2,782,809
Technology [Member] | MG Group [Member] | Timing of revenue recognition over time [Member]
Timing of revenue recognition
Revenue